Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Tangible and intangible assets
Schedule of reconciliation of changes in tangible and intangible assets.

Skr mn	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Net book value
Tangible assets	34	42	40
Right-of-use assets	123	144	152
Intangible assets	88	121	139
Total net book value	245	307	331
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-88	-94	-80